Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	20 1 8	2017	2016

Current Federal Expense	$2,727,094	$3,943,495	$3,629,213
Deferred Federal Expense	273,176	793,012	222,120
Deferred Tax Expense from Tax Rate Changes	-	2,040,946	-

Federal Income Tax Expense	3,000,270	6,777,453	3,851,333
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,000,270	$6,777,453	$3,851,333

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	20 1 8	2017	2016

Statutory Federal Income Taxes	$3,132,711	$4,954,199	$4,283,394
Tax-Exempt Interest	(57,271)	(102,345)	(109,759)
Income from Cash Value Life Insurance, net of premiums	(96,733)	(198,730)	(182,532)
Meal and Entertainment Disallowance	9,578	14,354	16,813
Other	11,985	69,029	(156,583)
Tax Expense from Tax Rate Changes	-	2,040,946	-

Actual Federal Income Taxes	$3,000,270	$6,777,453	$3,851,333

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	20 1 8	2017

Deferred Tax Assets
Allowance for Loan Losses	$1,528,129	$1,576,577
Other Real Estate	183,997	304,813
Deferred Compensation	148,402	161,000
Core Deposit Intangible	1,307	-
Investments	210,000	210,000
Goodwill	48,086	76,058
Restricted Stock	2,917	-
Other	201,574	237,591

	$2,324,412	$2,566,039
Deferred Tax Liabilities
Premises and Equipment	(1,023,090)	(995,190)
Other	(6,234)	(2,585)

	(1,029,324)	(997,775)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,177,113	1,725,708

Net Deferred Tax Assets	$3,472,201	$3,293,972